CONCENTRATION	12 Months Ended
Sep. 30, 2022
Risks and Uncertainties [Abstract]
CONCENTRATION

NOTE 17 - CONCENTRATION

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance. For the years ended September 30, 2022, 2021 and 2020, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

As of September 30, 2022 and 2021, $835,462 and $1,903,453 of the Company’s cash was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. As of September 30, 2022 and 2021, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

The Company sells its products primarily through direct distributors in the People’s Republic of China (the “PRC”) and to some extent, the overseas customers in European countries, North America and Middle East. For the year ended September 30, 2022, three customers accounted for 35.5%, 23.9% and 15.4% of the Company’s total revenue, respectively. For the year ended September, 2021, two customers accounted for 35.5% and 26.1% of the Company’s total revenue, respectively. For the year ended September 30, 2020, three customers accounted for 29.0%, 27.2% and 14.1% of the Company’s total revenue, respectively.

As of September 30, 2022, three customers accounted for approximately 38.1%, 33.7% and 17.9% of the total accounts receivable balance, respectively. As of September 30, 2021, two customers accounted for approximately 61.0% and 33.1% of the total accounts receivable balance, respectively.

For the years ended September 30, 2022, four suppliers accounted for approximately 24.6%, 15.0%, 11.9% and 10.7% of the total purchases, respectively. For the year ended September 30, 2021, two suppliers accounted for approximately 30.1% and 13.4% of the total purchases, respectively. For the year ended September 30, 2020, two suppliers accounted for approximately 28.9% and 28.8% of the total purchases, respectively.